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[MORGAN STANLEY  LOGO]                                        March 29, 2002
                                                                  Supplement
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o GLOBAL/INTERNATIONAL  o GROWTH  o GROWTH + INCOME  o INCOME  o TAX-FREE INCOME

Supplement Dated March 29, 2002 to the Prospectuses of
    Morgan Stanley 21st Century Trend Fund Dated October 15, 2001
    Morgan Stanley Aggressive Equity Fund Dated October 15, 2001
    Morgan Stanley All Star Growth Fund Dated October 15, 2001
    Morgan Stanley Capital Growth Securities Dated December 31, 2001
    Morgan Stanley Competitive Edge Fund, "Best Ideas Portfolio,"
      Dated July 30, 2001
    Morgan Stanley Convertible Securities Trust Dated November 30, 2001 Morgan Stanley Developing Growth Securities Trust Dated November 30, 2001 Morgan Stanley Diversified Income Trust Dated December 31, 2001
    Morgan Stanley Dividend Growth Securities Dated April 30, 2001
    Morgan Stanley Equity Fund Dated July 30, 2001
    Morgan Stanley European Growth Fund Inc. Dated December 31, 2001
    Morgan Stanley Federal Securities Trust Dated December 31, 2001
    Morgan Stanley Financial Services Trust Dated July 31, 2001
    Morgan Stanley Fund Of Funds Dated November 30, 2001
    Morgan Stanley Global Dividend Growth Securities Dated May 31, 2001 Morgan Stanley Global Utilities Fund Dated April 30, 2001
    Morgan Stanley Growth Fund Dated May 29, 2001
    Morgan Stanley Health Sciences Trust Dated October 15, 2001
    Morgan Stanley High Yield Securities Inc. Dated October 31, 2001
    Morgan Stanley Income Builder Fund Dated November 30, 2001
    Morgan Stanley Information Fund Dated May 30, 2001
    Morgan Stanley Intermediate Income Securities Dated October 31, 2001 Morgan Stanley International Fund Dated December 31, 2001
    Morgan Stanley International SmallCap Fund Dated July 31, 2001
    Morgan Stanley International Value Equity Fund Dated October 31, 2001 Morgan Stanley Japan Fund Dated July 31, 2001
    Morgan Stanley Market Leader Trust Dated October 31, 2001
    Morgan Stanley Mid-Cap Value Fund Dated August 9, 2001
    Morgan Stanley Natural Resource Development Securities Inc. Dated
      April 30, 2001
    Morgan Stanley New Discoveries Fund Dated October 31, 2001
    Morgan Stanley Next Generation Trust Dated October 15, 2001
    Morgan Stanley Pacific Growth Fund Inc. Dated December 31, 2001
    Morgan Stanley S&P 500 Index Fund Dated October 31, 2001
    Morgan Stanley S&P 500 Select Fund Dated April 30, 2001
    Morgan Stanley Small Cap Growth Fund Dated April 30, 2001
    Morgan Stanley Special Value Fund Dated October 15, 2001
    Morgan Stanley Strategist Fund Dated October 15, 2001
    Morgan Stanley Tax-Managed Growth Fund Dated October 31, 2001
    Morgan Stanley Technology Fund Dated October 31, 2001
    Morgan Stanley Total Market Index Fund Dated October 15, 2001
    Morgan Stanley Total Return Trust Dated October 15, 2001
    Morgan Stanley Value-Added Market Series Dated August 30, 2001
    Morgan Stanley Value Fund Dated November 30, 2001

Each Morgan Stanley Fund named above now offers Class A shares at net asset value, without being subject to a front-end sales charge or a contingent deferred sales charge, to certain insurance company separate accounts that are approved by the Fund's distributor. Class D shares will not be offered to these insurance company separate accounts (regardless of the size of the investment).


Therefore, effective March 29, 2002, the disclosure in the section of the prospectus of each Fund titled "Shareholder Information -- Share Class Arrangements" is hereby modified to reflect the foregoing.